Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2022 and the year ended December 31, 2021 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, January 1, 2021	35,865,312	$0.10
Issued	14,017,663	0.10
Exercised	(31,270,314)	0.09
Expired	(10,768,332)	0.13
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	105,055,189	0.34
Exercised	(10,926,828)	0.13
Expired	(35,001)	0.07
Outstanding, December 31, 2022	101,937,689	$0.34

Schedule of Purchase Warrants Outstanding

At December 31, 2022, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
50,000	0.32 USD	June 6, 2023
21,705,438	0.33 USD	March 15, 2024
3,383,939	0.33 USD	March 16, 2024
2,954,545	0.33 USD	March 17, 2024
10,614,123	0.33 USD	March 18, 2024
21,431,754	0.33 USD	March 24, 2024
2,653,000	0.33 USD	March 28, 2024
37,643,450	0.37 USD	June 29, 2025
1,501,440	0.23 USD	June 29, 2025
101,937,689

Schedule of Warrant Derivative Liability

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, January 1, 2021	$1,804,572
Issued	621,500
Extinguished	(479,535)
Exercise of warrants	(3,064,400)
Change in fair value of derivative	1,590,762
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827

Schedule of Weighted Average Assumption for Warrants
	2022	2021
Risk-free interest rate	1.21% - 3.13%	0.16%
Expected life (years)	2-3	2
Expected volatility	154%-182%	215%
Dividend yield	0%	0%